Related party transactions and Directors remuneration - Group Financial Statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Income/expenses	£ 21,076	£ 21,451		£ 22,040
Credit impairment charges and other provisions	2,336	2,373		1,762
Assets	1,133,248	1,213,126	[1]	1,120,000	[2]
Liabilities	1,067,232	1,141,761		1,054,148
Associates [member]
Disclosure of transactions between related parties [line items]
Income/expenses	(20)	(20)		(19)
Credit impairment charges and other provisions	2	13		4
Assets	2	72		36
Liabilities	75	94		158
Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Income/expenses	38	7		40
Credit impairment charges and other provisions	0	0		2
Assets	1,048	2,244		1,578
Liabilities	2	95		133
Pension funds, unit trusts, and investment funds [Member]
Disclosure of transactions between related parties [line items]
Income/expenses	4	4		4
Credit impairment charges and other provisions	0	0		0
Assets	2	0		0
Liabilities	£ 162	£ 260		£ 184

[1]	Africa Banking assets held for sale were reported in Head Office for 2016.
[2]	Africa Banking assets held for sale were reported in Head Office for 2015.